STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 7 STOCKHOLDERS’ DEFICIT

(A) Common Stock Issued for Cash

None issued for the year ended December 31, 2024.

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

None issued for the year ended December 31, 2024.

On December 26, 2023, the Company issued 5,000,000 shares of its class A common stock for services with a fair value of $225,000 ($0.045/share) on the date of grant.

(C) Common Stock Warrants and Options

On October 1, 2024, the Company issued a 7-year option to purchase 461,000 shares of common stock at an exercise price of $0.8685 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $33,533, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the year ended December 31, 2024, the Company recorded $ 4,197 as an expense for options issued.

Expected dividends	0%
Expected volatility	127.90%
Expected term	4.5 years
Risk free interest rate	3.51%
Expected forfeitures	0%

On August 6, 2024, the Company issued a 7-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $190,880, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the year ended December 31, 2024, the Company recorded $11,357 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	4.5 years
Risk free interest rate	3.73%
Expected forfeitures	0%

On August 6, 2024, the Company issued a 7-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $190,880, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the year ended December 31, 2024, the Company recorded $11,357 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

On August 6, 2024, the Company issued a 7-year option to purchase 2,000,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $190,880, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2031. During the year ended December 31, 2024, the Company recorded $11,357 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	7 years
Risk free interest rate	3.76%
Expected forfeitures	0%

On August 6, 2024 the Company issued a 7-year option to purchase 50,000 shares of common stock at an exercise price of $0.1024 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $4,345, based upon the Black-Scholes option-pricing model on the date of grant. Options will vest upon certain triggering events as defined by the Company in the Employee Stock Option Plan, as long as the employee remains with the Company at vesting date. Options will be exercisable on August 6, 2026. During the year ended December 31, 2024, the Company recorded $905 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.80%
Expected term	4.5 years
Risk free interest rate	3.73%
Expected forfeitures	0%

On April 13, 2024, the Company issued a 8.5-year option to purchase 5,000,000 shares of common stock at an exercise price of $0.08225 per share to a related party for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $339,100, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable October 12, 2025, and for a period expiring on October 10, 2032. During the year ended December 31, 2024, the Company recorded $339,100 as an expense for options issued.

Expected dividends	0%
Expected volatility	134.80%
Expected term	4.25 years
Risk free interest rate	4.54%
Expected forfeitures	0%

On April 13, 2024, the Company issued a 9.33-year option to purchase 5,000,000 shares of common stock at an exercise price of $0.08225 per share to a related party for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $343,350, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable on August 12, 2026, and for a period expiring on August 10, 2033. During the year ended December 31, 2024, the Company recorded $343,350 as an expense for options issued.

Expected dividends	0%
Expected volatility	130.50%
Expected term	4.75 years
Risk free interest rate	4.54%
Expected forfeitures	0%

On April 8, 2024, the Company issued a 6.5-year option to purchase 150,000 shares of common stock at an exercise price of $0.0834 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $9,588, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable on April 7, 2026, and for a period expiring on October 6, 2030. During the year ended December 31, 2024, the Company recorded $9,588 as an expense for options issued.

Expected dividends	0%
Expected volatility	138.60%
Expected term	3.25 years
Risk free interest rate	4.60%
Expected forfeitures	0%

On April 3, 2024, the Company issued a 6.5-year option to purchase 500,000 shares of common stock at an exercise price of $0.082 per share for services rendered. The expected life for awards uses the simplified method for all “plain vanilla” options, as defined in ASC 718-10-S99, and the contractual term for all other employee and non-employee awards. The options had a fair value of $31,970, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. Options are exercisable on October 2, 2026, and for a period expiring on October 1, 2030. During the year ended December 31, 2024, the Company recorded $31,970 as an expense for options issued.

Expected dividends	0%
Expected volatility	138.30%
Expected term	3.25 years
Risk free interest rate	4.48%
Expected forfeitures	0%

On January 4, 2024, the Company cancelled 1,000,000 warrants issued to a consultant on August 8, 2019.

On February 16, 2023, the Company issued 2,434,211 shares of Common Stock in exchange for the cashless exercise of 2,500,000 warrants.

On December 13, 2023 the Company issued a 10-year option to purchase 10,00,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $260,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest on grant date. During the year ended December 31, 2023, the Company recorded $260,000 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	5 years
Risk free interest rate	4.00%
Expected forfeitures	0%

On December 13, 2023, the Company issued a 5-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $162,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033. During the year ended December 31, 2024, the Company recorded $32,400 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

On December 13, 2023, the Company issued a 5-year option to purchase 4,000,000 shares of common stock at an exercise price of $0.04 per share to a related party for services rendered. The options had a fair value of $108,000, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2024, and for a period of 10 years expiring on December 13, 2033. During the year ended December 31, 2024, the Company recorded $21,600 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.30%
Expected term	6.25 years
Risk free interest rate	4.04%
Expected forfeitures	0%

On January 25, 2021, the Company issued a 7-year option to purchase 2,500,000 shares of common stock at an exercise price of $0.134 per share to a related party for services rendered. The options had a fair value of $310,165, based upon the Black-Scholes option-pricing model on the date of grant. Options vest 33.3% on the year one anniversary of the grant date, 33.3% will vest on the second anniversary, and 33.3% will vest on the third year anniversary as long as the employee remains with the Company at the end of each successive year for three years. Options will be exercisable on January 25, 2021, and for a period of 7 years expiring on January 25, 2028. During the year ended December 31, 2024, the Company recorded $20,292 as an expense for options issued.

Expected dividends	0%
Expected volatility	133.22%
Expected term	7 years
Risk free interest rate	1.46%
Expected forfeitures	0%

On February 19, 2020, the Company issued a 10-year option to purchase 6,000,000 shares of common stock at an exercise price of $0.115 per share to a related party for services rendered. The options had a fair value of $626,047, based upon the Black-Scholes option-pricing model on the date of grant and 2,000,000 options are fully vested on the date granted and 1,000,000 options vest at the end of each successive year for four years. Options will be exercisable on February 19, 2021, and for a period of 10 years expiring on February 19, 2030. During the year ended December 31, 2024, the Company recorded $14,284 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	3 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On February 19, 2020, the Company issued a 7-year option to purchase 1,340,000 shares of common stock at an exercise price of $0.115 per share to employees for services rendered. The options had a fair value of $133,063, based upon the Black-Scholes option-pricing model on the date of grant and 268,000 options are fully vested on the date granted and the remaining option vest equally over the remaining 4 years at the end of each successive year. Options will be exercisable on February 19, 2021, and for a period of 6 years expiring on February 19, 2027. During the year ended December 31, 2024, the Company recorded $3,643 as an expense for options issued.

Expected dividends	0%
Expected volatility	125.19%
Expected term	6 years
Risk free interest rate	1.46%
Expected forfeitures	0%

Warrant activity as of December 31, 2024, is summarized as follows:

Warrants	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding – December 31, 2023	67,335,714	$0.12	3.89	$331,500
Exercisable – December 31, 2023	67,335,714	$0.12	3.89	$331,500

Granted	16,700,000	$0.0895	7.78	49,920
Exercised	-	$-	-	-
Cancelled/Forfeited	(3,000,000)	$0.2299	-	-
Outstanding – December 31, 2024	81,035,714	$0.0895	4.32	$1,989,500
Exercisable – December 31, 2024	81,035,714	$0.10	4.32	$1,989,500

As of December 31, 2024, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	1.39	$756,500
$0.04	2,300,000	2.00	$115,000
$0.056	1,000,000	0.77	$34,000
$0.2299	4,125,000	1.34	$-
$0.16	3,125,000	1.20	$-
$0.25	8,000,000	1.48	$-
$0.1160	500,000	0.77	$-
$0.12	12,500,000	2.29	$-
$0.14	4,285,714	2.29	$-
$0.04	4,000,000	8.21	$200,000
$0.04	6,000,000	8.21	$300,000
$0.04	10,000,000	8.21	$500,000
$0.0825	5,000,000	8.03	$38,750
$0.0825	5,000,000	8.87	$38,750
$0.08	150,000	6.01	$1,500
$0.08	500,000	6.01	$5,000
$0.1024	2,000,000	6.86	$-
$0.1024	2,000,000	6.86	$-
$0.1024	2,000,000	6.86	$-
$0.1024	50,000	6.86	$-
	81,035,714		$1,989,500

As of December 31, 2023, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
$0.001	8,500,000	2.14	$331,500
$0.04	2,300,000	2.75	$-
$0.056	1,000,000	1.52	$-
$0.2299	7,125,000	1.27	$-
$0.16	3,125,000	1.95	$-
$0.25	8,000,000	2.23	$-
$0.1160	500,000	1.52	$-
$0.12	12,500,000	3.05	$-
$0.14	4,285,714	3.05	$-
$0.04	4,000,000	9.95	$-
$0.04	6,000,000	9.95	$-
$0.04	10,000,000	9.95	$-

	67,335,714		$331,500

Options activity as of December 31, 2024, is summarized as follows:

Options	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding - December 31, 2023	26,520,000	$0.12	17.27	$-
Granted	461,000	$0.08685	6.75	-
Exercised	-	$-	-	-
Cancelled/Forfeited	-	$-	-	-
Outstanding – December 31, 2024	26,981,000	$0.114	16.10	$-
Exercisable – December 31, 2024	26,981,000	$0.114	16.10	$-

For the year ended December 31, 2024, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.114	26,981,000	26,981,000	16.10

For the year ended December 31, 2023, the following options were outstanding:

Exercise Price	Options Outstanding	Options Exercisable	Weighted Average Remaining Contractual Life (in Years)

$0.115	26,520,000	26,520,000	17.27

(C) Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock. Two shares of Series A Preferred stock have been authorized.

On March 26, 2024, the Company increased the total authorized Series A preferred stock to four shares as approved by the board of directors.

On March 26, 2024, the Company issued one share of Series A preferred stock to Mr. Thompson, our CEO and founder. In consideration for the share of Series A preferred stock, Mr. Thompson paid twenty thousand dollars ($20,000), in the form of debt cancellation.